INCOME TAXES (Schedule of the Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014	Feb. 28, 2013
Deferred Tax Assets
SR&ED expenditures	$ 7,595	$ 6,649
Research and development tax credits	13,980	13,021
Income tax loss carryforwards	27,785	23,320
Income and expense reserves	122	457
Book and tax differences on assets	602	325
Share issue expenses	102	412
Capital loss	19,015	15,676
Ontario Harmonization tax credit		1,079
Gross future tax assets	69,201	60,939
Valuation allowance	(67,596)	(59,289)
Net deferred tax assets	$ 1,605	$ 1,650